FINANCIAL ASSETS AND LIABILITIES - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents1 [line items]
Financial investments		R$ 14,017,991	R$ 12,019,699
Applications in investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments		3,298,142	1,304,332
Applications in investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	[1]	3,259,210	1,181,280
Applications in investment funds [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments		38,932	123,052
Applications in banks [member]
Cash and cash equivalents1 [line items]
Financial investments		10,719,849	10,715,367
Applications in banks [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments		616,633	96,841
Applications in banks [member] | Certificate of bank deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments		9,807,983	10,396,376
Applications in banks [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments		R$ 295,233	R$ 222,150

[1]	The repurchase agreements are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento (“WG”), which was created in the form of an open ended fund and is managed by Itaú Unibanco Asset Management Ltda. (“Itaú Asset”). The fund's portfolio is composed of investments in public bonds and repurchase agreements backed by federal public bonds.